Acquisitions - Schedule of Weighted Average Remaining Life of Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Increase in goodwill and intangible assets	$ 0.1	$ 0.1	$ 26.6
Business Acquisition | Customer lists and contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life of other intangible assets	15 years
Business Acquisition | Noncompete
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life of other intangible assets	5 years